Bank Premises and Equipment (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Bank Premises and Equipment
Buildings and improvements	$ 10,712,053	$ 10,674,714
Land and land improvements	3,026,281	2,856,017
Furniture and equipment	6,360,991	6,262,893
Leasehold improvements	869,473	875,797
Finance lease	4,018,377	4,018,377
Operating leases	1,417,859	1,417,859
Other prepaid assets	160,881	5,820
Bank premises and equipment, gross	26,565,915	26,111,477
Less accumulated depreciation and amortization	(14,194,544)	(13,069,009)
Bank premises and equipment, net	$ 12,371,371	$ 13,042,468